Organization and principal activities (Details Narrative) ¥ in Millions	12 Months Ended
	Sep. 30, 2025	May 14, 2025 USD ($)	May 14, 2025 CNY (¥)	Apr. 30, 2025 USD ($)	Nov. 04, 2024
Entity date of incorporation	Mar. 19, 2021
Disposal operation, assets				$ 379,768
Quantum Limited [Member]
Disposal operation, assets		$ 268,000	¥ 2.0
Hong Kong Stellar Wisdom Co Limited [Member]
Entity date of incorporation	May 11, 2018
Equity ownership interest	100.00%				100.00%